Accounts Payable and Accrued Expenses (Details) - Schedule of accounts payable and accrued expenses - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Accounts Payable And Accrued Expenses Abstract
Deferred bonus and salaries payable	$ 3,884,123	$ 3,173,739
Research and development expenses payable	636,524	519,012
Professional fees payable	159,290	166,190
Cost of healthcare services payable	88,718	142,968
Insurance expenses payable		35,010
Others	75,207	135,646
Accounts payable and accrued expenses	$ 4,843,862	$ 4,172,565